Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Operating revenue	$ 533.8	$ 520.0	$ 513.3		$ 490.8	$ 472.3	$ 471.5		$ 2,073.0	$ 1,893.2	$ 1,797.5
Operating income	92.2	130.5	129.0	128.3	124.3	121.0	114.8	108.5	480.0	468.6	422.4
Total assets	4,511.1				3,518.7				4,511.1	3,518.7
Depreciation and amortization									160.0	160.6	157.5
Capital expenditures									66.0	75.0	99.8
US Consumer Information Solutions
Segment Reporting Disclosure [Line Items]
Operating revenue									869.3	765.0	714.9
Operating income									345.2	298.9	272.2
Total assets	2,010.5				1,025.6				2,010.5	1,025.6
Depreciation and amortization									40.6	42.1	39.9
Capital expenditures									16.1	13.5	13.8
International
Segment Reporting Disclosure [Line Items]
Operating revenue									486.2	492.9	482.8
Operating income									143.8	132.2	119.4
Total assets	701.7				682.1				701.7	682.1
Depreciation and amortization									24.8	26.9	25.6
Capital expenditures									10.7	15.8	12.4
Workforce Solutions
Segment Reporting Disclosure [Line Items]
Operating revenue									442.1	382.1	370.3
Operating income									106.6	89.5	87.8
Total assets	1,371.9				1,425.8				1,371.9	1,425.8
Depreciation and amortization									66.2	63.7	64.7
Capital expenditures									12.8	23.4	16.5
North America Personal Solutions
Segment Reporting Disclosure [Line Items]
Operating revenue									185.5	163.9	149.0
Operating income									50.4	41.3	38.9
Total assets	23.7				22.9				23.7	22.9
Depreciation and amortization									7.0	6.0	5.4
Capital expenditures									6.1	5.4	4.9
North America Commercial Solutions
Segment Reporting Disclosure [Line Items]
Operating revenue									89.9	89.3	80.5
Operating income									19.8	23.6	19.5
Total assets	64.2				65.3				64.2	65.3
Depreciation and amortization									4.7	5.1	6.2
Capital expenditures									2.2	2.2	2.4
General Corporate Expense
Segment Reporting Disclosure [Line Items]
Operating income									(185.8)	(116.9)	(115.4)
Total assets	339.1				297.0				339.1	297.0
Depreciation and amortization									16.7	16.8	15.7
Capital expenditures									$ 18.1	$ 14.7	$ 49.8